Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Platform Type (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,069,985.4	$ 1,031,473.6
Smartphone [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	523,612.9	466,452.3
High performance computing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	315,822.3	341,910.2
Internet of things [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	86,342.7	65,091.3
Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,914.5	51,709.8
Digital consumer electronics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	53,733.4	58,470.2
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 42,559.6	$ 47,839.8